Borrowings - Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flows per net debt statement	£ (3,493)	£ (3,161)
Non-financing cash flows included in net debt	773	1,126
Interest paid	(1,703)	(1,682)	£ (1,578)
Interest element of lease liabilities	(37)	(30)	(25)
Remaining cash flows relating to derivative financial instruments	5	(242)
Purchases of own shares held in employee share ownership trusts	(94)	(110)	(80)
Purchase of own shares	(698)	0	(2,012)
Coupon paid on perpetual hybrid bonds	(56)	(59)	(60)
Dividends paid to owners of the parent	(5,213)	(5,055)	(4,915)
Dividends paid to non-controlling interests	(121)	(105)	(158)
Other	5	4	6
Net cash used in financing activities	£ (10,632)	£ (9,314)	£ (8,878)